Contingent Consideration	12 Months Ended
Dec. 31, 2021
Contingent Consideration.
Contingent Consideration

Note 30 Contingent Consideration

Contingent consideration as of December 31, 2021

Contingent consideration
Opening balance	48,969
Change for the year	4,470
Exchange differences	960
Total	54,399

Contingent consideration as of December 31, 2020

Contingent consideration
Opening balance	—
Business acquisition	50,614
Exchange differences	(1,645)
Total	48,969

Contingent Consideration

In connection with the business combination of Genkyotex SA, the Group has undertaken to make potential future milestone payments relating to contingent consideration, provided that future regulatory approvals or marketing authorizations regarding setanaxib are obtained. The transaction stipulates the following contingent consideration:

●	Milestone 1: EUR 30.0 million if Genkyotex is granted the right to commercially manufacture, market and sell setanaxib in the United States by the FDA.
●	Milestone 2: EUR 15.0 million if Genkyotex is granted the right to commercially manufacture, market and sell setanaxib in the European Union by the European Commission.
●	Milestone 3: EUR 10.0 million if Genkyotex is, by the FDA or European Commission, granted the right to commercially manufacture, market and sell setanaxib in the United States or European Union for the treatment of IPF or Type 1 Diabetes.

The fair value of contingent consideration is measured at Level 3 of the fair value hierarchy. Contingent consideration is recognized as a financial liability in the consolidated statements of financial position, which is revalued at fair value each reporting period. Any revaluation gains and losses are recognized in the consolidated statements of income. The contingent consideration has been computed in accordance with the present value method and the probability has been taken into account if and when the various milestones will occur. The calculations are based on a discount rate of 10.0 percent. The most significant input affecting the valuation of the contingent consideration is the company’s estimate of the probability of the milestones being reached.